Goodwill (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Loss on impairment	$ 480,600,000	$ 0	$ 0
Weighted average cost of capital	9.50%
Goodwill, impaired, accumulated impairment loss		$ 0	$ 0
Maximum
Goodwill [Line Items]
Economic useful life, used in cashflow estimate	30 years